Senior Debentures and Innovative Capital Instruments - Senior Debentures (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 700
SLF Inc. Series B Senior Debentures Issued March 13, 2006
Disclosure of detailed information about borrowings [line items]
Interest rate	4.95%
Borrowings outstanding	CAD 0	CAD 0
SLF Inc. Series B Senior Debentures Issued February 26, 2007
Disclosure of detailed information about borrowings [line items]
Interest rate	4.95%
Borrowings outstanding	CAD 0	0
SLF Inc. Series D Senior Debentures Issued June 30, 2009
Disclosure of detailed information about borrowings [line items]
Interest rate	5.70%
Borrowings outstanding	CAD 300	300
SLF Inc. Series E Senior Debentures Issued August 23, 2011
Disclosure of detailed information about borrowings [line items]
Interest rate	4.57%
Borrowings outstanding	CAD 299	299
Sun Life Assurance Series B Senior Debentures Issued June 25, 2002
Disclosure of detailed information about borrowings [line items]
Interest rate	7.09%
Borrowings outstanding	CAD 200	200
Sun Life Assurance Series C Senior Debentures Issued November 20, 2009
Disclosure of detailed information about borrowings [line items]
Interest rate	6.06%
Borrowings outstanding	CAD 500	500
Senior Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	1,299	1,299
Fair value of borrowings outstanding	1,439	1,473
Interest expense on debt instruments issued	CAD 76	CAD 95
Government of Canada Bond Yield | SLF Inc. Series D Senior Debentures Issued June 30, 2009
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.575%
Government of Canada Bond Yield | SLF Inc. Series E Senior Debentures Issued August 23, 2011
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.53%
Government of Canada Bond Yield | Sun Life Assurance Series B Senior Debentures Issued June 25, 2002
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.32%
Five-year Government of Canada Bond Yield | Sun Life Assurance Series C Senior Debentures Issued November 20, 2009
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.60%
Borrowings, Adjustment to Interest Rate Basis, Reset Term	5 years
Borrowings, Redemption Period One | Government of Canada Bond Yield | SLF Inc. Series D Senior Debentures Issued June 30, 2009
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.65%
Borrowings, Redemption Period Two | Government of Canada Bond Yield | SLF Inc. Series D Senior Debentures Issued June 30, 2009
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.30%